Other non-current financial liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 109,688	€ 105,632
Other non-current financial liabilities	109,688	105,632
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	94,172	90,295
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 15,516	€ 15,337